Acquisition (Details) - USD ($)			7 Months Ended	12 Months Ended
		Jun. 01, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combination, Separately Recognized Transactions [Line Items]
Repayments of Lines of Credit	[1]			$ 20,000,000.0	$ 0	$ 0
Protective Insurance Corporation
Business Combination, Separately Recognized Transactions [Line Items]
Business Acquisition, Share Price		$ 23.30
Business Combination, Consideration Transferred		$ 338,000,000
Business Combination, Premiums Written As A Percentage Of Consolidated Net Premiums Written			1.00%
Business Acquisition, Goodwill, Expected Tax Deductible Amount		0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		1,700,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Investment Securities		1,100,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		24,300,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Reinsurance Recoverables		452,400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		1,400,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Unearned Premiums		66,900,000
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Loss And Loss Expense Reserves		1,100,000,000
Repayments of Lines of Credit		20,000,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			$ 338,300,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			29,800,000
Protective Insurance Corporation | Trade name
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 3,600,000	$ 3,600,000	$ 3,600,000
Intangible assets finite lives		2 years		2 years

[1]	See Note 17 – Acquisition for further discussion.